Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Income (Loss)	$ 20,115	$ (103,149)	$ 454,590	$ (250,009)
Used in Operating Activities:
Depreciation and amortization		52
Accounts receivable	(20,239)	1,835	(74,383)	(2,639)
Accounts receivable - related party	14,437		(14,769)
Other receivables	(5,725)		632	794
Inventories	(25,854)		(2,445)
Advances to suppliers	178,059	46,268	(636,349)	(115,124)
Accounts payable	1,124			(82)
Advance from customers	(100,986)	151,455	(249,489)	374,898
Advance from customers - related party		(174,858)
Payroll payable	4,159	121	1,053	81
Taxes payable	(13,904)	2,292	18,719	(1,542)
Other payables	(53,783)	(88,712)	(10,236)	(11,526)
Net Cash Used in Operating Activities	(2,597)	(164,696)	(512,677)	(5,149)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares to be issued				107,200
Proceeds from related parties	41,266	177,564	644,366	130,943
Repayments to related parties	(157,185)			(249,076)
Net Cash Provided by (Used in) Financing Activities	(115,919)	177,564	644,366	(10,933)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of fixed assets		(1,868)
Net Cash Provided by Investing Activities		(1,868)
Effect Of Exchange Rate Changes On Cash	(1,009)	(51)	(1,268)	4,135
Net Increase (Decrease) in Cash	(119,525)	10,949	130,421	(11,947)
Cash, beginning of year	133,479	3,058	3,058	15,005
Cash, end of year	13,954	14,007	133,479	3,058
Supplemental Disclosure Of Cash Flow Information:
Interest	25	9	89	24
Income taxes
NON-CASH TRANSACTIONS OF INVESTING AND FINANCING ACTIVITIES
Issuance of new shares			$ 107,200